UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/13

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2013

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 6.3% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) — 6.2%
	Biotechnologies/Biopharmaceuticals — 1.0%
7,399,474	Celladon Corporation Series A-1	$3,322,364
3,696,765	EBI Life Sciences, Inc. Series A (c)	16,266
4,118,954	Euthymics Biosciences, Inc. Series A (c)	1,582,914
358,852	MacroGenics, Inc. Series D	234,007
3,696,765	Neurovance, Inc. Series A (c)	287,608
9,955,096	Neurovance, Inc. Series A-1 (c)	774,507
		6,217,666
	Healthcare Services — 1.1%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	1,866,606
149,183	PHT Corporation Series F (c)	395,529
		6,462,135
	Medical Devices and Diagnostics — 4.1%
3,364,723	AlterG, Inc. Series C	1,244,947
114,158	CardioKinetix, Inc. Series C (c)	1,606,089
205,167	CardioKinetix, Inc. Series D (c)	781,071
632,211	CardioKinetix, Inc. Series E (c)	1,799,905
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (c) (d)	0
3,109,861	Dynex Technologies, Inc. Series A (c)	923,629
142,210	Dynex Technologies, Inc. warrants (expiration 4/01/19) (c)	0
11,335	Dynex Technologies, Inc. warrants (expiration 5/06/19) (c)	0
4,499,218	IlluminOss Medical, Inc. Series C-1 (c)	1,725,000
8,150,248	Insightra Medical, Inc Series C	3,450,000
3,669,024	Labcyte, Inc. Series C	2,348,175
160,767	Labcyte, Inc. Series D	102,891
3,109,861	Magellan Diagnostics, Inc. Series A (c)	2,131,188
142,210	Magellan Diagnostics, Inc. warrants (expiration 4/01/19) (c)	0
11,335	Magellan Diagnostics, Inc. warrants (expiration 5/06/19) (c)	0
18,530,887	Palyon Medical Corporation Series A (c)	1,286,043
27,100,879	Palyon Medical Corporation Series B	1,880,801
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c) (d)	0
65,217	TherOx, Inc. Series H	652
149,469	TherOx, Inc. Series I	1,495
4,720,000	Tibion Corporation Series B	377,600
1	Tibion Corporation warrants (expiration 07/12/17) (d)	0
1	Tibion Corporation warrants (expiration 10/30/17) (d)	0
1	Tibion Corporation warrants (expiration 11/28/17) (d)	0
3,750,143	Veniti, Inc. Series A (c)	3,432,506
1,881,048	Veniti, Inc. Series B	1,721,723
		24,813,715
		37,493,516

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	Convertible Note(a) — 0.1%
	Medical Devices and Diagnostics — 0.1%
383,495	Tibion Corporation Cvt. Promissory Note, 6.00% due 7/12/13 (Restricted)	$383,495
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $46,451,982)	37,877,011

SHARES
	COMMON STOCKS AND WARRANTS — 86.7%
	Biotechnologies/Biopharmaceuticals — 55.2%
78,335	Acorda Therapeutics, Inc. (b)	2,584,272
259,405	Alexion Pharmaceuticals, Inc. (b)	23,927,517
135,947	Alkermes plc (b)	3,898,960
93,077	Allergan, Inc.	7,840,806
858,056	Amarin Corporation plc (b) (e)	4,976,725
147,972	Amgen, Inc.	14,598,917
5,910,745	Antisoma plc (b) (f)	138,955
284,946	ARIAD Pharmaceuticals, Inc. (b)	4,983,706
77,675	Baxter International, Inc.	5,380,547
132,195	Biogen Idec, Inc. (b)	28,448,364
52,500	BioMarin Pharmaceutical Inc. (b)	2,928,975
353,091	Celgene Corporation (b)	41,279,869
251,975	Ceres, Inc. (b)	788,682
2,723	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a)	0
178,158	Cubist Pharmaceuticals, Inc. (b)	8,605,031
376,728	Dendreon Corporation (b)	1,552,119
242,500	Elan Corporation plc (b)	3,428,950
1,039,942	Gilead Sciences, Inc. (b)	53,255,430
449,562	Neurocrine Biosciences, Inc. (b)	6,015,140
175,355	Onyx Pharmaceuticals, Inc. (b)	15,224,321
491,142	Puma Biotechnology, Inc. (b)	21,791,971
112,925	Questcor Pharmaceuticals, Inc.	5,133,570
189,040	Regeneron Pharmaceuticals, Inc. (b)	42,511,315
610,595	Verastem, Inc. (b)	8,475,059
314,815	Vertex Pharmaceuticals, Inc. (b)	25,144,274
		332,913,475
	Drug Delivery — 0.8%
5,961,350	A.P. Pharma, Inc. (b)	2,140,125
4,600,000	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a)	662,400
1,023,650	IntelliPharmaCeutics International, Inc. (b) (c)	1,658,313
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (c)	128,856
		4,589,694

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Drug Discovery Technologies — 2.0%
393,773	Immunogen, Inc. (b)	$6,532,694
244,312	Incyte Corporation (b)	5,374,864
70	Zyomyx, Inc. (Restricted) (a)	18
		11,907,576
	Generic Pharmaceuticals — 9.9%
63,135	Actavis, Inc. (b)	7,968,900
609,310	Akorn, Inc. (b)	8,237,871
245,214	Impax Laboratories, Inc. (b)	4,892,019
340,293	Mylan, Inc. (b)	10,559,292
136,379	Perrigo Company	16,501,859
187,611	Sagent Pharmaceuticals, Inc. (b)	3,936,079
196,358	Teva Pharmaceutical Industries Ltd. (e)	7,697,233
		59,793,253
	Healthcare Services — 4.9%
197,241	Aetna, Inc.	12,532,693
71,591	CVS Caremark Corporation	4,093,573
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	1,277,777
56,862	McKesson Corporation	6,510,699
82,436	UnitedHealth Group, Inc.	5,397,909
		29,812,651
	Medical Devices and Diagnostics — 4.4%
505,041	Accuray, Inc. (b)	2,898,935
316,553	Alere, Inc. (b)	7,755,549
160,000	Cercacor Laboratories, Inc. (Restricted) (a)	83,480
409,507	Hologic, Inc. (b)	7,903,485
52,231	iCAD, Inc. (b)	313,386
38,597	IDEXX Laboratories, Inc. (b)	3,465,239
55,987	Illumina, Inc. (b)	4,190,067
830,292	Medwave, Inc. (a) (b) (c)	0
208	Songbird Hearing, Inc. (Restricted) (a)	139
		26,610,280
	Pharmaceuticals — 9.5%
84,442	Endo Pharmaceuticals Holdings, Inc. (b)	3,106,621
146,500	Forest Laboratories, Inc. (b)	6,006,500
535,266	Ironwood Pharmaceuticals, Inc. (b)	5,325,897
142,262	Medivation, Inc. (b)	6,999,291
296,620	Merck & Co., Inc.	13,777,999
56,068	Sanofi, Contingent Value Rights (expiration 12/31/20) (b)	108,211
107,429	Shire plc (e)	10,217,572
598,482	Warner Chilcott plc	11,897,822
		57,439,913
	TOTAL COMMON STOCKS AND WARRANTS (Cost $332,934,334)	523,066,842

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENTS — 7.0%
$8,000,000	General Electric Capital Corp. Commercial Paper, 0.06% due 07/26/13	$7,999,667
34,294,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $34,294,029, 0.01%, dated , due 07/01/13 (collateralized by U.S. Treasury Note 0.875%, due 04/30/17, market value $34,984,421)	34,294,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,293,667)	42,293,667
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 100.0% (Cost $421,679,983)	603,237,520

INTEREST
	MILESTONE INTERESTS (Restricted)(a) — 1.2%
	Biotechnologies/Biopharmaceuticals — 1.0%
1	Targegen Milestone Interest	6,201,074
	Medical Devices and Diagnostics — 0.2%
1	Xoft Milestone Interest	979,989
	TOTAL MILESTONE INTERESTS (Cost $5,035,687)	7,181,063
	TOTAL INVESTMENTS - 101.2% (Cost $426,715,670)	610,418,583
	OTHER ASSETS AND LIABILITIES, NET - (1.2)%	(7,434,942)
	NET ASSETS - 100%	$602,983,641

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $24,596,030).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)	Foreign security.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this schedule of investments.

Notes to Schedule of Investments

June 30, 2013

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 to value the Fund’s net assets. For the period ended June 30, 2013, there were no transfers between levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$6,217,666	$6,217,666
Healthcare Services			6,462,135	6,462,135
Medical Devices and Diagnostics			25,197,210	25,197,210
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$332,913,475		0	332,913,475
Drug Delivery	3,798,438		791,256	4,589,694
Drug Discovery Technologies	11,907,558		18	11,907,576
Generic Pharmaceuticals	59,793,253		—	59,793,253
Healthcare Services	28,534,874		1,277,777	29,812,651
Medical Devices and Diagnostics	26,526,661		83,619	26,610,280
Pharmaceuticals	57,439,913		—	57,439,913
Short-term Investments	—	$42,293,667	—	42,293,667
Milestone Interest
Biotechnologies/Biopharmaceuticals	—	—	6,201,074	6,201,074
Medical Devices and Diagnostics	—	—	979,989	979,989
Other Assets	—	—	399,068	399,068
Total	$520,914,172	$42,293,667	$47,609,812	$610,817,651

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2012	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases	Proceeds from sales	Net transfers in (out of) Level 3	Balance as of June 30, 2013
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$7,610,613	$(2,552,412)	$1,162,347	$(2,882)	$—	$6,217,666
Healthcare Services	7,546,888	(1,084,753)	—	—	—	6,462,135
Medical Devices and Diagnostics	16,352,410	494,427	9,228,427	(878,054)	—	25,197,210
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	1,198	(1,198)	—	—	—	0
Drug Delivery	2,226,632	(1,435,376)	—	—	—	791,256
Drug Discovery Technologies	18	—	—	—	—	18
Healthcare Services	2,499,997	817,566	964,944	(3,004,730)	—	1,277,777
Medical Devices and Diagnostics	112,238	(28,619)	—	—	—	83,619
Milestone Interests
Biotechnologies/Biopharmaceuticals	5,312,778	888,296	—	—	—	6,201,074
Medical Devices and Diagnostics	3,413,953	2,537,643	655	(4,972,262)	—	979,989
Other Assets	1,811,743	—	946,210	(2,358,885)	—	399,068
Total	$46,888,468	$(364,426)	$12,302,583	$(11,216,813)	$—	$47,609,812

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2013						$(3,193,483)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of level 3 assets.

Fair Value at
	6/30/2013	Valuation Technique	Unobservable Input	Range
Private Companies and Other Restricted Securities	$874,736	Public market price	None	N/A
	19,534,305	Capital asset pricing model	Revenue growth rate	10%-300%
			Price to sales multiple	0.2-16.8
	18,625,383	Independent valuation	Revenue growth rate	9.2%-14.00%
			Weighted average cost of capital	15.5%-27.5%
			Discount rate	20%
			Relief of royalty rate	5%-6%
	8,575,388	Probability adjusted value	Probability of events	5%-50%
			Timing of events	0.4-5.5 years
$47,609,812

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At June 30, 2013, the cost of securities for Federal income tax purposes was $426,715,670. The net unrealized gain on securities held by the Fund was $183,702,913, including gross unrealized loss of $34,007,314 and gross unrealized gain of $217,710,227.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2013 were as follows:

Issuer	Value on September 30, 2012	Purchases	Sales	Income	Value on June 30, 2013

CardioKinetix, Inc.	$2,345,759	$649,919	$16		$4,187,065
Dynex Technologies, Inc.	559,775	—			923,629
EBI Life Sciences, Inc.	16,266	—			16,266
Euthymics Biosciences, Inc.	3,750,368	387,449			1,582,914
IlluminOss Medical, Inc.	1,725,000	—			1,725,000
IntelliPharmaCeutics International, Inc.	3,604,782	—			1,787,169
Magellan Diagnostics, Inc.	2,131,188	—			2,131,188
Medwave, Inc.	0	—			0
Neurovance, Inc.	287,608	774,898			1,062,115
Palyon Medical Corporation	2,631,361	1,880,801	737,833	$44,129	3,166,844
PHT Corporation	7,546,888	—	—	—	6,462,135
Veniti, Inc.	3,267,875	1,721,723	—	—	5,154,229
	$27,866,870	$5,414,790	$737,849	$44,129	$28,198,554

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 7.8% of the Fund’s net assets at June 30, 2013.

At June 30, 2013, the Fund had commitments of $2,544,150 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2013. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
A.P. Pharma, Inc. Warrants (expiration 7/01/16)	6/30/11		$1,236	$0.14		$662,400
AlterG, Inc. Series C	4/12/13		1,244,947	0.37		1,244,947
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		2,379,165	14.07		1,606,089
Series D Cvt. Pfd.	12/10/10		785,619	3.81		781,071
Series E Cvt. Pfd.	9/14/11		1,803,981	2.85		1,799,905
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Celladon Corporation Series A-1 Cvt. Pfd.	1/27/12		3,334,159	0.45		3,322,364
Cercacor Laboratories, Inc. Common	3/31/98		0	0.53		83,480
Ceres, Inc. Warrants (expiration 9/05/15)	9/05/07		28	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	287,751	0.30		923,629
Warrants (expiration 4/01/19)	1/03/12	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	7	0.00		0
EBI Life Sciences, Inc. Series A Cvt. Pfd.	12/29/11	††	19,566	0.00	†	16,266
Euthymics Biosciences, Inc. Series A Cvt. Pfd.	7/14/10 - 5/21/12		3,792,632	0.38		1,582,914
IlluminOss Medical, Inc. Series C-1 Cvt. Pfd.	9/26/12		1,725,938	0.38		1,725,000
InnovaCare, Inc. Common	12/21/12		964,944	5.75		1,277,777
Insightra Medical, Inc. Ser C	4/29/13		3,450,000	0.42		3,450,000
IntelliPharmaCeutics International, Inc. Warrants (expiration 2/01/16)	1/31/11		165	0.28		128,856
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,925,938	0.64		2,348,175
Series D Cvt. Pfd.	12/21/12		102,912	0.64		102,891
MacroGenics, Inc. Series D Cvt. Pfd.	9/04/08		1,318,295	0.65		234,007
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,762,968	0.69		2,131,188
Warrants (expiration 4/01/19)	4/03/09		515	0.00		0
Warrants (expiration 5/06/19)	5/12/09		41	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	291,587	0.08		287,608
Series A-1 Cvt. Pfd.	10/11/12		774,898	0.08		774,507
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,973,641	0.07		1,286,043
Series B Cvt. Pfd.	6/28/13		1,880,801	0.07		1,880,801
Warrants (expriation 4/26/19)	4/25/12		0	0.00		0
PHT Corporation
Series D Cvt. Pfd.	7/23/01		4,206,263	0.78		4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04		941,783	1.55		1,866,606
Series F Cvt. Pfd.	7/21/08		122,594	2.65		395,529
Songbird Hearing, Inc. Common	12/14/00		3,004,861	0.67		139
Targegen Milestone Interest	7/20/10		4,192,557	6,201,074.00		6,201,074
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07		3,002,748	0.01		652
Series I Cvt. Pfd.	7/08/05		579,958	0.01		1,495
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		2,370,681	0.08		377,600
Warrants (expiration 7/12/17)	07/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Cvt. Promissory Note	07/12/12		383,792	100.00		383,495
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11		3,266,643	0.92		3,432,506
Series B Cvt. Pfd.	5/24/13		1,721,723	0.92		1,721,723
Xoft Milestone Interest	1/05/11		843,130	979,988.75		979,989
Zyomyx, Inc. Common	2/19/99 - 1/12/04		3,902,233	0.25		18

			$59,361,140			$47,210,744

(#)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	August 23, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	August 23, 2013